Net Assets Held for Sale (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Long-term assets:
Property and equipment, net	$ 3,306	$ 19,504
Other	169	1,474
Assets held for sale	3,475	20,978
Current liabilities (included in other accrued liabilities)		(81)
Net Assets Held For Sale, Total	$ 3,475	$ 20,897